Additional information-condensed financial statements of Weibo Corporation (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Statements of Income (Loss) and Comprehensive Income (Loss)
Operating loss		$ 37,503	$ (22,103)	[1]	$ (58,608)	[1]
Interest and other income (expenses), net		6,344	6,780	[1]	(2,871)	[1]
Change in fair value of investor option liability (Note 15)	[1],[2]		(46,972)		21,064
Other income (loss), net
Share of income (loss) of subsidiaries and VIE		(6)	(5)	[1],[2]	(1,236)	[1],[2]
Net income (loss) attributable to Weibo		34,745	(65,325)	[1]	(39,790)	[1]
Other comprehensive loss
Available-for-sale fair value change		(198)	(2,067)	[1]
Comprehensive income (loss) attributable to Weibo's ordinary shareholders		26,946	(68,619)	[1]	(40,221)	[1]
Weibo Corporation
Statements of Income (Loss) and Comprehensive Income (Loss)
Operating loss		(1,279)	(1,086)		(522)
Interest and other income (expenses), net		4,759	5,034		(2,051)
Change in fair value of investor option liability (Note 15)			(46,972)		21,064
Other income (loss), net
Share of income (loss) of subsidiaries and VIE		31,265	(22,301)		(58,281)
Net income (loss) attributable to Weibo		34,745	(65,325)		(39,790)
Other comprehensive loss
Currency translation adjustments		(7,601)	(1,227)		(431)
Available-for-sale fair value change		(198)	(2,067)
Comprehensive income (loss) attributable to Weibo's ordinary shareholders		$ 26,946	$ (68,619)		$ (40,221)

[1]	The above consolidated statements of income (loss) and comprehensive income (loss) present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[2]	The above consolidated statements of cash flows present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).